Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Maximum Credit Exposure by Category
On-balance sheet	$ 147	$ 141
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	101	98
Unused lines-of-credit	278	265
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	25	22
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	4	4
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 17	$ 17